Income Taxes - Schedule of Reconciliation of Income Taxes at the Federal Statutory Level to Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
U.S. federal tax (benefit) expense at statutory rate	$ (8,317)	$ 13,344
State tax, net of federal benefit, Amount	566	370
Pre-IPO non-taxable loss (income)	9,794	(13,344)
Noncontrolling interests, Amount	(168)
Total income tax expense	$ 1,875	$ 370
U.S. federal tax (benefit) expense at statutory rate, Percentage	21.00%	21.00%
State tax, net of federal benefit, Percentage	(1.40%)	0.60%
Pre-IPO non-taxable loss (income), Percentage	(24.70%)	(21.00%)
Noncontrolling interests, Percentage	0.40%
Non-deductible expenses, Percentage	0.00%
Total effective tax rate, Percentage	(4.70%)	0.60%